Segment Disclosure (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) customer_ operatingMine	Dec. 31, 2024 USD ($) customer_
Disclosure of operating segments [abstract]
Number Of operating mines | operatingMine		3
Disclosure of operating segments [line items]
Revenue		$ 785,844	$ 470,259
Cost Of Sales, Production		(291,858)	(192,866)
Depreciation and depletion		(114,163)	(85,733)
Sales expense		(34,124)	(11,107)
Other expenses		(1,070)	0
Cost of sales		(441,215)	(289,706)
Gross profit		344,629	180,553
Expenses
General and administrative		(49,451)	(49,598)
Share-based compensation		(24,580)	(9,983)
Write-down of mineral properties and exploration and evaluation asset	$ (10,700)	0	(12,051)
Operating income (loss)		270,598	108,921
Capital expenditures		273,042	324,935
Assets
Total current assets		276,212	141,790
Total non-current assets		1,647,666	1,316,238
Total Assets		1,923,878	1,458,028
Total Liabilities		$ 986,016	$ 866,954
Number of customers | customer_		7	6
Copper
Disclosure of operating segments [line items]
Revenue		$ 619,736	$ 342,956
Gold
Disclosure of operating segments [line items]
Revenue		$ 166,108	$ 127,303
Assets
Number of customers | customer_			2
Caraíba (Brazil) | Copper
Assets
Number of customers | customer_		4
Caraíba (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		$ 358,289	$ 311,777
Cost Of Sales, Production		(188,765)	(158,006)
Depreciation and depletion		(76,478)	(65,194)
Sales expense		(8,139)	(7,443)
Other expenses		(1,070)
Cost of sales		(274,452)	(230,643)
Gross profit		83,837	81,134
Expenses
General and administrative		(20,198)	(26,044)
Share-based compensation		0	0
Write-down of mineral properties and exploration and evaluation asset			(1,299)
Operating income (loss)		63,639	53,791
Capital expenditures		176,577	165,681
Assets
Total current assets		82,230	65,116
Total non-current assets		1,015,424	818,324
Total Assets		1,097,654	883,440
Total Liabilities		152,880	166,730
Tucumã (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		261,447	31,179
Cost Of Sales, Production		(65,193)	4,805
Depreciation and depletion		(17,360)	(149)
Sales expense		(20,143)	(1,695)
Other expenses		0
Cost of sales		(102,696)	(6,649)
Gross profit		158,751	24,530
Expenses
General and administrative		(10,202)	2,172
Share-based compensation		0	0
Write-down of mineral properties and exploration and evaluation asset			0
Operating income (loss)		148,549	22,358
Capital expenditures		47,119	126,782
Assets
Total current assets		91,466	16,600
Total non-current assets		476,957	400,889
Total Assets		568,423	417,489
Total Liabilities		$ 37,099	$ 40,174
Xavantina (Brazil) | Gold
Assets
Number of customers | customer_		3	4
Xavantina (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		$ 166,108	$ 127,303
Cost Of Sales, Production		(37,900)	(30,055)
Depreciation and depletion		(20,325)	(20,390)
Sales expense		(5,842)	(1,969)
Other expenses		0
Cost of sales		(64,067)	(52,414)
Gross profit		102,041	74,889
Expenses
General and administrative		(6,736)	(6,545)
Share-based compensation		0	0
Write-down of mineral properties and exploration and evaluation asset			0
Operating income (loss)		95,305	68,344
Capital expenditures		28,038	24,625
Assets
Total current assets		90,087	12,691
Total non-current assets		119,617	85,013
Total Assets		209,704	97,704
Total Liabilities		176,287	85,448
Corporate and Other | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		0	0
Cost Of Sales, Production		0	0
Depreciation and depletion		0	0
Sales expense		0	0
Other expenses		0
Cost of sales		0	0
Gross profit		0	0
Expenses
General and administrative		(12,315)	(14,837)
Share-based compensation		(24,580)	(9,983)
Write-down of mineral properties and exploration and evaluation asset			(10,752)
Operating income (loss)		(36,895)	(35,572)
Capital expenditures		21,308	7,847
Assets
Total current assets		12,429	47,383
Total non-current assets		35,668	12,012
Total Assets		48,097	59,395
Total Liabilities		$ 619,750	$ 574,602